Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions					1 Months Ended			12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Aug. 07, 2020 $ / shares shares	Feb. 02, 2018 CNY (¥)	Sep. 13, 2017 CNY (¥)	Feb. 21, 2019 CNY (¥)	Sep. 20, 2018 CNY (¥)	Sep. 21, 2016 CNY (¥)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Mar. 29, 2021 shares	Sep. 30, 2019 shares	Sep. 30, 2018 shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized								100,000,000	100,000,000	100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares								$ 0.003125	$ 0.003125
Ordinary shares issued								21,750,000	16,000,000	21,750,000
Ordinary issued shares	5,000,000
Public offering price (in Dollars per share) | $ / shares	$ 5
Gross proceeds (in Dollars)								$ 7,500,000		¥ 48.4
Net proceeds (in Dollars) | $	$ 28,750,000
Offering price percentage								20.00%		20.00%
Reserve is equal percentage									50.00%
Cash transferred (in Dollars) | $								$ 8,077,908	$ 10,058,202
Universe INC [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized		100,000,000						50,000		50,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.003125						$ 1
Ordinary shares issued		16,000,000						50,000		50,000
Ordinary issued shares		50,000
Original shares par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.003125
Reorganization shares		16,000,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued and outstanding								21,750,000	16,000,000	21,750,000		16,000,000	16,000,000
Ordinary Shares [Member] | Universe INC [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding description								As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, there is a total of 16,000,000 shares issued and outstanding.
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Cash transferred (in Dollars) | $								$ 6,807,507
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.003125
Ordinary issued shares	5,000,000
Public offering price (in Dollars per share) | $ / shares	$ 5
Option to purchase additional shares											750,000
Gross proceeds (in Dollars) | $	$ 28,750,000
Net proceeds (in Dollars) | $	$ 25,600,000
Ordinary shares issued and outstanding								21,750,000	16,000,000	21,750,000
Underwriter warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary issued shares									300,000
Price per warrant (in Dollars per share) | $ / shares								$ 5.5	$ 0.001
Ordinary shares percentage								6.00%
Offering price percentage								110.00%		110.00%
Offering price per share (in Dollars per share) | $ / shares								$ 5
Cash dividends [Member]
Shareholders' Equity (Details) [Line Items]
Cash dividend (in Yuan Renminbi) | ¥			¥ 20.0	¥ 30.0	¥ 30.0	¥ 10.0	¥ 40.0
Description of dividends									A total of RMB130 million (approximately $19.1 million) cash dividend was declared from September 2016 to February 2019, among which approximately RMB20 million ($3.1 million) was paid in cash to its shareholders in 2018 and the remaining RMB 110 million ($16 million) was paid to its shareholders in 2019.
Statutory Reserve and Restricted Net Assets [Member]
Shareholders' Equity (Details) [Line Items]
Statutory surplus percentage									10.00%
Restricted amounts (in Dollars) | $								$ 2,439,535	$ 2,439,535
Restricted net assets (in Dollars) | $								31,786,663	$ 6,168,535
HONG KONG
Shareholders' Equity (Details) [Line Items]
Cash transferred (in Dollars) | $								$ 11,358,764